ACQUISITION OF THE EDIBLES AND INFUSION CORPORATION	12 Months Ended
Aug. 31, 2021
Disclosure Of Detailed Information About Business Combination [Abstract]
ACQUISITION OF THE EDIBLES AND INFUSION CORPORATION	ACQUISITION OF THE EDIBLES AND INFUSIONS CORPORATION
On April 6, 2021, the Company acquired 100% of the shares and voting interests of the non-listed EIC, including SUHM Investments Inc. and Quality Confections Corporation who collectively own 100% of EIC for $22,000 of share consideration at the acquisition date. The Company has agreed to provide the seller additional share consideration of $13,000 if EIC achieves various milestones. On August 26, 2021, SUHM Investments Inc, Quality Confections Corporation and EIC amalgamated with the continuing entity being EIC.

The Company elected not to apply the optional concentration test and, as such, carried out a detailed analysis of inputs, outputs and substantive processes. Included in the identifiable assets acquired and liabilities assumed at the date of acquisition of EIC are inputs (production equipment, manufacturing facility and a standard research and processing license), production processes and an organized workforce. The Company has determined that together the acquired inputs and processes significantly contribute to the ability to create revenue. The Company has concluded that the acquired set is a business.

Taking control of EIC is expected to enable the Company to penetrate a new product category and provides the Company with access to EIC’s expertise in the confectionary space. The acquisition is also expected to provide the Company with an increased share of the gummies market.

For the five months ended August 31, 2021, EIC contributed $287 of gross revenue and net loss of $1,125 to the consolidated results. If the acquisition had occurred on September 1, 2020, management estimates consolidated gross revenue would remain unchanged and consolidated net loss for the year would have been $132,252.

Equity instruments issued
The fair value of the Common Shares issued was based on the listed share price of the Company on closing of April 5, 2021 of $4.36 per share.

Acquisition costs
The Company incurred acquisition-related costs of $620 on legal fees and due diligence costs. Of these costs $555 have been included in the statement of operations and comprehensive loss and $65 have been capitalized to share issuance costs.

Contingent share consideration
The acquisition includes contingent share consideration based on various milestones as follows:

a) $3,500 to be paid in Common Shares upon the first listing of EIC or Organigram branded product (which was manufactured at the EIC facility) prior to December 31, 2021 in either the Ontario or Alberta recreational market which was achieved prior to August 31, 2021 and settled subsequently on September 8, 2021.
b) $7,000 to be paid in Common Shares on the generation of $15 million in net revenue during the 12 months ended December 31, 2022.
c) $2,500 to be paid in Common Shares on the generation of $7 million in adjusted EBITDA for the 12 months ended December 31, 2022.

Milestone payments paid in Common Shares shall be priced based on the five-day volume-weighted average price of the Company’s Common Shares on the TSX as of the day prior to settlement. As at the acquisition date, the fair value of the contingent consideration was estimated to be $5,249.

As at August 31, 2021, the contingent consideration has been adjusted to $9,038 to reflect changes in estimates. As the first milestone was achieved $3,500 has been reclassified to accounts payable and accrued liabilities.
Assets acquired and liabilities assumed
The Company has not yet finalized the purchase accounting including determination of any final working capital adjustment. The following table summarizes management's preliminary recognition of assets acquired and liabilities assumed at the date of acquisition:

FAIR VALUE ON ACQUISITION
Assets
Property, plant and equipment	$11,828
Intangibles	2,685
Deposits on equipment	2,157
Other assets	28
Total assets	$16,698

Liabilities
Accounts payable and accrued liabilities	$2,047
Lease liability	1,742
Total liabilities	$3,789
Total identifiable net assets at fair value	$12,909

Consideration transferred
Equity instruments (5,045,873 common shares)	$22,000
Contingent consideration	5,249
Working capital adjustment	(19)
$27,230

Goodwill arising on acquisition	$14,321

Lease liability
The Company measured the acquired lease liability using the present value of the remaining lease payments at the date of acquisition. The right-of-use asset was measured at an amount equal to the lease liabilities.

Goodwill
The goodwill is attributable to the skills and technical talent of EIC's work force and the synergies expected to be achieved from integrating EIC into the Company’s existing business. None of the goodwill recognized is expected to be deductible for tax purposes.